Cover	Sep. 17, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 17, 2026
Entity File Number	001-36563
Entity Registrant Name	ORION S.A.
Entity Central Index Key	0001609804
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	1700 City Plaza Drive, Suite 300
Entity Address, City or Town	Spring
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77389
City Area Code	(281)
Local Phone Number	318-2959
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	OEC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false